Income Taxes - Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate [Abstract]
PRC Income tax statutory rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax rate	0.00%	4.00%	4.00%
Non—deductible foreign losses	1.50%	0.80%	5.80%
Change in valuation allowance	13.90%	42.50%	20.30%
Non—deductible expenses and others	0.00%	(3.80%)	(5.40%)
Effective tax rate	(9.60%)	18.50%	(0.30%)